12. DISCONTINUED OPERATONS (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

	Interior design business	Timeshare and health care provider business	Total discontinued operations	Interior design business	Timeshare and health care provider business	Total discontinued operations	Interior design business	Timeshare and health care provider business	Total discontinued operations
	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2017	2017	2017	2016	2016	2016	2015	2015	2015
Timeshare deed liquidation revenue	$—	$—	$—	$—	$—	$—	$—	$54,231	$54,231
Revenue - Interior design business		—	—		—	—	264,625	—	264,625
Cost of services	—	—	—	—	—	—	(332,919)	—	(332,919)
Gross loss	—	—	—	—	—	—	(68,294)	—	(68,294)
General and administrative	(24,826)	(5,863)	(30,688)	(42,681)	—	(42,681)	(120,345)	(24,906)	(145,251)
Operating (loss)/profit from discontinued operations before interest and benefit for income taxes	(24,826)	(5,863)	(30,688)	(42,681)	—	(42,681)	(188,639)	29,325	(159,314)

Interest income	—	—	—	—	—	—	318	—	318
Interest expense	—	—	—	—	—	—	(1,567)	—	(1,567)
Other income/(expense), net	5,656	75,000	80,656	—	(4,283)	(4,283)	—	—	—
(Loss)/Income from discontinued operations before benefit for income taxes	(19,170)	69,138	49,968	(42,681)	(4,283)	(46,964)	(189,888)	29,325	(160,563)
Benefit from income taxes on discontinued operations	—	—	—	—	—	—	—	—	—
Net (loss)/income	$(19,170)	$69,138	$49,968	$(42,681)	$(4,283)	$(46,964)	$(189,888)	$29,325	$(160,563)

	Interior design business	Timeshare and health care provider business	Total discontinued operations	Interior design business	Timeshare and health care provider business	Total discontinued operations
	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2017	2017	2017	2016	2016	2016
ASSETS
CURRENT ASSETS
Cash	$—	$—	$—	$—	$73	$73
Restricted cash	4,947	—	4,947	112,836	—	112,836
Total current assets	4,947	—	4,947	112,836	73	112,909
TOTAL ASSETS	$4,947	$—	$4,947	$112,836	$73	$112,909

LIABILITIES
CURRENT LIABILITIES
Accounts payable and accrued expenses	$5,863	$—	$5,863	$5,654	$—	$5,654
Accrued legal settlements	—	—	—	—	75,000	75,000
Total current liabilities	5,863	—	5,863	5,654	75,000	80,654
TOTAL LIABILITIES	$5,863	$—	$5,863	$5,654	$75,000	$80,654